Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

Land Use Commitments - The project owners are parties to various agreements that provide for payments to landowners for the right to use the land upon which the projects are located. These leases and easements can typically be renewed by the project owners for various periods. The annual fees range from minimum rent payments varying by lease to maximum rent payments of a certain percentage of gross revenues, varying by lease. Total lease expense was approximately $15 million, $8 million and $5 million for the years ended December 31, 2014, 2013 and 2012, respectively, and is classified as operations and maintenance expenses in NEP’s accompanying consolidated statements of income.

Genesis’ land leases include a right-of-way lease/grant that provides for payments to the U.S. Bureau of Land Management (BLM) for the right to use the public lands upon which the project is located. The lease may be renewed at expiration at Genesis’ option and will be subject to the regulations existing at the time of renewal. In connection with the terms of this lease, Genesis obtained a surety bond from a non-affiliated party in favor of the BLM for $23 million. The surety bond remains in effect until the BLM is satisfied that there is no outstanding liability on the bond or satisfactory replacement bond coverage is furnished.

The related minimum and varying lease payments are based on fair value. Certain of these payments are considered contingent rent and, therefore, expense is recognized as incurred.

The total minimum non-cancelable rental commitments at December 31, 2014 under these land use agreements are as follows:

Year Ending December 31,	Land Use Commitments
(millions)
2015	$6
2016	6
2017	6
2018	7
2019	7
Thereafter	185
Total minimum land use payments	$217

Development, Engineering and Construction Commitments - At December 31, 2014, Shafter had several open engineering, procurement and construction contracts related to the procurement of materials and services. Those contracts have varying payment terms and some include performance obligations that allow Shafter to receive liquidated damages if the contractor does not perform. During the year ended December 31, 2014, Shafter purchased approximately $5 million under these contracts, for which costs have been capitalized in construction work in progress. At December 31, 2014, Shafter has remaining commitments under these contracts of approximately $11 million.

Letter of Credit Facility - Genesis entered into a letter of credit (LOC) facility (LOC facility), under which the LOC lender may issue standby letters of credit not to exceed approximately $83 million, with a maturity date of August 15, 2017.

The purpose and amounts of letters of credit outstanding as of December 31, 2014 are as follows:

LOC Facility Purpose	Amount	Outstanding Dates
	(millions)
PPA security	$25	September 2011 - Maturity
Large generator interconnection agreement obligations	12	September 2011 - Maturity
O&M reserve	10	December 2013 - Maturity
Debt service reserve	35	August 2014 - Maturity
Total	$82

Canadian FIT Contracts - The FIT contracts relating to Summerhaven, Conestogo and Bluewater require suppliers to source a minimum percentage of their equipment and services from Ontario resident suppliers to meet the minimum required domestic content level (MRDCL). The MRDCL for Summerhaven and Conestogo is 25% and the MRDCL for Bluewater is 50%. Following their respective CODs, Summerhaven, Conestogo and Bluewater submitted reports to the IESO summarizing how they achieved the MRDCL for their respective projects (domestic content reports) and the IESO issued letters to Summerhaven, Conestogo and Bluewater acknowledging the completeness of their domestic content reports. The IESO has the right to audit the Summerhaven, Conestogo and Bluewater projects for a period of up to 7 years post-COD to confirm that they complied with the domestic content requirements under their respective FIT contracts and achieved their respective MRDCLs. The failure by any of these projects to achieve its MRDCL could result in a default by such project under its FIT contract, which default may not be possible to cure and could result in a termination of its FIT contract, without compensation, by the IESO. A termination of the FIT contract for Summerhaven, Conestogo or Bluewater could negatively affect revenues generated by such project and have a material adverse effect on NEP's business, financial condition, results of operations and ability to make cash distributions to its unitholders.